CURRENT AND DEFERRED TAXES - Schedule of deferred tax expense and current income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax (expense)/benefit
Current tax (expense) benefit	$ (12,659)	$ (14,064)	$ (47,139)
Adjustments to the current tax of the previous year	(193)	0	(460)
Total current tax (expense) benefit	(12,852)	(14,064)	(47,599)
Deferred income taxes
(Expense)/benefit for deferred tax recognition for tax losses	17,492	0	0
Deferred income for relative taxes to the creation and reversal of temporary differences	(19,582)	5,150	(521,336)
Total deferred income tax	(2,090)	5,150	(521,336)
Income tax (expense)/benefit	$ (14,942)	$ (8,914)	$ (568,935)